Financial and capital risk management (Details Narrative) $ in Millions	Dec. 31, 2022 USD ($)
Revolving Credits Facility [Member]
Reserve Quantities [Line Items]
Notional amount	$ 5,000
Revolving Credit Facilities Due March 2024 [Member]
Reserve Quantities [Line Items]
Notional amount	3,000
Revolving Credit Facilities Due March 2026 [Member]
Reserve Quantities [Line Items]
Notional amount	2,000
Vale Sa International [Member]
Reserve Quantities [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 2,411